   As filed with the Securities and Exchange Commission on October 31, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-6742


                                 MONARCH FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               David M. Whitaker
                              Two Portland Square
                              Portland, ME 04101
                                 207-822-6114


                   Date of fiscal year end: August 31, 2006


Date of reporting period: September 1, 2005 - August 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

  AUGUST 31, 2006


DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

ANNUAL REPORT

                                 MONARCH FUNDS

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS

August 31, 2006

Dear Shareholders:

Since our February 28, 2006 semi-annual report, domestic economic conditions and Federal Reserve monetary policy have undergone some important changes. Based on the perception that prior increases in short term interest rates are now starting to have a restraining effect on domestic economic growth, the Federal Reserve as of its August 2006 meeting, has indicated it will delay any additional firming of short term interest rates to allow the central bankers some time to monitor future reports related to the strength of the domestic economy and the level of inflation. Given this back drop, our Portfolio Management team has lengthened the average duration of our portfolios somewhat but we still maintain shorter average duration than most money market funds in our category. We believe this stance is prudent in light of the uncertainty which exists in the current economic environment.

We are pleased to report that Monarch's Daily Assets Government Fund, our oldest fund, and our Daily Assets Cash Fund continued to exhibit relatively strong performance for the six months ended August 31, 2006. For the one- and three-year periods ended as of August 31, 2006, the Daily Assets Government Fund's Preferred Shares held the number 2 spot out of 145 funds and the number 1 spot out of 123 funds within the Lipper Institutional U. S. Government Money Market category. During the same time frames, the Daily Assets Cash Fund's Preferred Shares held the number 14 spot out of 339 funds and the number 7 spot out of 288 funds within the Lipper Institutional Money Market category.*

For more than thirteen years, we have remained committed to maintaining your $1.00 per share price and providing competitive returns through the skilled and prudent portfolio management our shareholders expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at
(800) 754-8757.

Monarch Funds

*PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. PREFERRED SHARES OF DAILY ASSETS GOVERNMENT FUND, RANKED 2 OUT OF 145 AND 1 OUT OF 125 WITHIN THE INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF SEPTEMBER 30, 2006. PREFERRED SHARES OF DAILY ASSETS CASH FUND RANKED 12 OUT OF 342 AND 7 OUT OF 289 WITHIN THE INSTITUTIONAL MONEY MARKET FUNDS CATEGORY FOR THE 1- AND 3-YEAR PERIODS AS OF SEPTEMBER 30, 2006. RANKINGS ARE BASED ON TOTAL RETURN AND WILL VARY FOR OTHER SHARE CLASSES. FORESIDE FUND SERVICES, LLC, DISTRIBUTOR.

ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK.

 MONARCH FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Trustees and Shareholders
Monarch Funds:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund (collectively, the "Funds"), each a series of the Monarch Funds, as of August 31, 2006, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Daily Assets Treasury Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund and Daily Assets Cash Fund as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ KPMG LLP


October 20, 2006

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

August 31, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. TREASURY BILLS # - (63.4%)
$35,000,000 U.S. Treasury Bill                                                          4.61% 09/14/06 $34,936,047
 12,000,000 U.S. Treasury Bill                                                          4.76  09/21/06  11,966,300
                                                                                                       -----------

            Total U.S. Treasury Bills                                                                   46,902,347
                                                                                                       -----------

            REPURCHASE AGREEMENTS - (36.6%)
  3,076,000 Bank of America Securities, dated 08/31/06, to be repurchased at
             $3,076,440; collateralized by various U.S. Treasury Obligations            5.15  09/01/06   3,076,000
 12,000,000 Deutsche Bank Securities, Inc., dated 08/31/06, to be repurchased at
             $12,001,733; collateralized by various U.S. Treasury Obligations           5.20  09/01/06  12,000,000
 12,000,000 Merrill Lynch & Co., Inc., dated 08/31/06, to be repurchased at
             $12,001,737; collateralized by various U.S. Treasury Obligations           5.21  09/01/06  12,000,000
                                                                                                       -----------

            Total Repurchase Agreements                                                                 27,076,000
                                                                                                       -----------

            Total Investments at Amortized Cost* - (100.0%)                                            $73,978,347
            Other Assets and Liabilities, Net - (0.0%)                                                     (35,773)
                                                                                                       -----------
            NET ASSETS - (100.0%)                                                                      $73,942,574
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Treasury Bills                                                         63.4%
            Repurchase Agreements                                                       36.6%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.


See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

August 31, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- -----------
            U.S. GOVERNMENT SECURITIES - (96.5%)
            FEDERAL FARM CREDIT DISCOUNT NOTE # - (93.3%)
$12,250,000 FFCB                                                                        5.15% 09/06/06 $12,241,271
  5,350,000 FFCB                                                                        5.13% 09/07/06   5,345,444
                                                                                                       -----------

                                                                                                        17,586,715
                                                                                                       -----------

            FEDERAL HOME LOAN BANK - DISCOUNT NOTE # - (3.2%)
    600,000 FHLB                                                                        5.13% 09/07/06     599,488
                                                                                                       -----------

            Total U.S. Government Securities                                                            18,186,203
                                                                                                       -----------

  SHARES
-----------
            MONEY MARKET FUND - (3.9%)
    733,710 Dreyfus Treasury Prime Cash Management Fund                                                    733,710
                                                                                                       -----------

            Total Investments at Amortized Cost* - (100.4%)                                            $18,919,913
            Other Assets and Liabilities, Net - (0.4%)                                                     (76,346)
                                                                                                       -----------
            NET ASSETS - (100.0%)                                                                      $18,843,567
                                                                                                       ===========

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            U.S. Government Securities                                                  96.1%
            Money Market Fund                                                            3.9%

            #  Rates shown are annualized yields at time of purchase.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.


See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

August 31, 2006

    FACE
   AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------------ --------------------------------------------------------------------------- ----  -------- ------------
             U.S. GOVERNMENT SECURITIES - (7.8%)
             SMALL BUSINESS ADMINISTRATION (+/-) - (7.8%)
$     23,984 Pool #500536                                                                7.25% 05/25/13 $     24,300
      94,711 Pool #501077                                                                6.75  11/25/14       94,711
      45,238 Pool #501308                                                                6.75  10/25/15       45,238
     583,029 Pool #501543                                                                6.63  07/25/16      583,029
      36,069 Pool #501690                                                                6.38  12/25/16       36,069
     231,817 Pool #501733                                                                6.25  02/25/17      233,249
     309,330 Pool #501898                                                                6.50  07/25/17      309,330
     333,647 Pool #501989                                                                6.38  10/25/12      335,655
   1,135,519 Pool #502150                                                                6.25  02/25/18    1,141,257
      53,591 Pool #502161                                                                6.25  02/25/18       53,591
     512,687 Pool #502208                                                                6.25  02/25/18      514,201
      47,829 Pool #502306                                                                6.25  02/25/18       47,829
      40,137 Pool #502613                                                                6.25  04/25/19       40,137
      45,097 Pool #502914                                                                6.25  03/25/15       45,338
     219,142 Pool #503058                                                                6.13  07/25/15      219,142
      92,792 Pool #503082                                                                6.13  09/25/20       92,792
     186,767 Pool #503120                                                                6.13  10/25/20      186,767
     449,829 Pool #503121                                                                6.13  09/25/15      451,033
   1,537,582 Pool #503152                                                                5.88  11/25/20    1,537,582
     174,437 Pool #503278                                                                5.88  02/25/21      174,446
     365,152 Pool #503429                                                                6.00  06/25/16      365,586
     265,200 Pool #503431                                                                6.00  07/25/21      265,264
   1,059,537 Pool #503461                                                                6.00  09/25/21    1,060,023
     237,245 Pool #503472                                                                6.00  08/25/21      237,245
   1,079,115 Pool #503553                                                                5.88  11/25/21    1,079,829
     814,507 Pool #503614                                                                5.88  01/25/22      814,507
     464,949 Pool #503671                                                                5.88  03/25/22      464,949
     579,798 Pool #503754                                                                5.88  05/25/22      580,242
     503,429 Pool #503882                                                                5.75  09/25/22      503,095
     219,855 Pool #503892                                                                5.88  07/25/22      220,054
   1,117,565 Pool #503909                                                                5.75  10/25/22    1,117,236
     421,156 Pool #504015                                                                5.75  01/25/23      421,103
     534,334 Pool #504062                                                                5.75  02/25/23      534,334
     290,662 Pool #504203                                                                5.88  07/25/13      290,963
     224,113 Pool #504269                                                                5.88  05/25/15      224,367
   5,829,596 Pool #504366                                                                5.63  02/25/24    5,817,468
   2,660,818 Pool #504719                                                                5.88  07/25/24    2,660,818
   1,211,998 Pool #504727                                                                5.88  09/25/24    1,211,998
   1,107,825 Pool #504765                                                                5.88  10/25/09    1,106,702
   1,517,773 Pool #504769                                                                5.88  10/25/24    1,517,773
     116,844 Pool #505204                                                                6.00  09/25/25      116,820
     118,257 Pool #505205                                                                6.06  09/25/07      118,253
                                                                                                        ------------

             Total Small Business Administration                                                          26,894,325
                                                                                                        ------------

             Total U.S. Government Securities                                                             26,894,325
                                                                                                        ------------

             REPURCHASE AGREEMENTS - (92.1%)
  65,145,000 Bank of America Securities, dated 08/31/06, to be repurchased at
              $65,154,482; collateralized by various U.S. Government Agency Obligations  5.24  09/01/06   65,145,000
 100,000,000 Bear Stearns & Co., Inc., dated 08/31/06, to be repurchased at
              $100,014,667; collateralized by various U.S. Government Agency Obligations 5.28  09/01/06  100,000,000
  50,560,000 Deutsche Bank Securities, Inc., dated 08/31/06, to be repurchased at
              $50,567,387; collateralized by various U.S. Government Agency Obligations  5.26  09/01/06   50,560,000
 100,000,000 Merrill Lynch, dated 08/31/06, to be repurchased at $100,014,694;
              collateralized by various U.S. Government Agency Obligations               5.29  09/01/06  100,000,000
                                                                                                        ------------

             Total Repurchase Agreements                                                                 315,705,000
                                                                                                        ------------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND

August 31, 2006

 FACE
AMOUNT                            SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
------ --------------------------------------------------------------------------  ----  -------- ------------

       Total Investments at Amortized Cost* - (99.9%)                                             $342,599,325
       Other Assets and Liabilities, Net - (0.1%)                                                      307,412
                                                                                                  ------------
       NET ASSETS - (100.0%)                                                                      $342,906,737
                                                                                                  ============

       PORTFOLIO HOLDINGS
       % OF TOTAL INVESTMENTS
       Repurchase Agreements                                                       92.1%
       U.S. Government Securities                                                   7.9%

       (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2006.
       *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND

August 31, 2006

   FACE
  AMOUNT                               SECURITY DESCRIPTION                             RATE  MATURITY    VALUE
----------- --------------------------------------------------------------------------  ----  -------- ------------
            COMMERCIAL PAPER # - (42.2%)
$20,000,000 Bear Stearns & Co., Inc.                                                    5.36% 09/21/06 $ 19,940,889
 15,000,000 Cafco, LLC^                                                                 5.34  09/25/06   14,947,000
 20,000,000 Citigroup Funding, Inc.                                                     5.33  09/21/06   19,941,222
 20,000,000 Deutsche Bank Financial, LLC                                                5.33  09/21/06   19,941,222
 20,000,000 General Electric Capital Corp.                                              5.33  09/21/06   19,941,222
 20,000,000 Giro Funding US Corp.^                                                      5.36  09/27/06   19,923,155
 20,000,000 International Lease Finance Corp.                                           5.29  09/18/06   19,950,322
 20,000,000 Klio II Funding Corp.^                                                      5.29  09/25/06   19,929,800
 20,000,000 Societe Generale N.A.                                                       5.29  09/08/06   19,979,506
 20,000,000 UBS Finance Delaware, LLC                                                   5.31  09/18/06   19,950,133
 20,000,000 Unionbancal Commercial Funding                                              5.30  09/19/06   19,947,300
 15,000,000 Windmill Funding Corp.^                                                     5.29  09/15/06   14,969,317
                                                                                                       ------------

            Total Commercial Paper                                                                      229,361,088
                                                                                                       ------------

            CORPORATE NOTES (+/-) - (24.1%)
  3,600,000 AllState Life Global Funding Trust                                          5.46  05/25/07    3,602,069
 20,000,000 Bank of America NA                                                          5.32  05/15/07   20,000,000
  4,500,000 Bear Stearns & Co., Inc.                                                    5.62  07/27/07    4,507,376
 14,000,000 CIT Group, Inc.                                                             5.61  02/15/07   14,013,536
  6,391,000 CIT Group, Inc.                                                             5.63  05/18/07    6,400,615
 20,000,000 Countrywide Financial Corp.                                                 5.67  04/11/07   20,015,549
 10,000,000 Merrill Lynch & Co., Inc.                                                   5.60  09/18/06   10,001,044
  5,000,000 Merrill Lynch & Co., Inc.                                                   5.51  08/27/07    5,005,832
  5,000,000 Merrill Lynch & Co., Inc.                                                   5.46  07/27/07    5,000,000
 20,000,000 Morgan Stanley                                                              5.62  07/27/07   20,025,972
 15,000,000 U.S. Trust Co. of New York                                                  5.38  09/12/06   15,000,208
  7,393,000 Wells Fargo & Co.                                                           5.55  09/28/07    7,401,437
                                                                                                       ------------

            Total Corporate Notes                                                                       130,973,638
                                                                                                       ------------

            CERTIFICATE OF DEPOSIT (+/-) - (3.7%)
 20,000,000 Credit Suisse New York                                                      5.51  04/24/07   20,004,445
                                                                                                       ------------

            REPURCHASE AGREEMENTS - (30.0%)
 35,114,000 Bank of America Securities, dated 08/31/06, to be repurchased at
             $35,119,111; collateralized by various U.S. Government Agency Obligations  5.24  09/01/06   35,114,000
 40,000,000 Bear Stearns & Co., Inc., dated 08/31/06, to be repurchased at
             $40,005,867; collateralized by various U.S. Government Agency Obligations  5.28  09/01/06   40,000,000
 37,340,000 Deutsche Bank Securities, Inc. dated 08/31/06, to be repurchased at
             $37,345,456; collateralized by various U.S. Government Agency Obligations  5.26  09/01/06   37,340,000
 50,000,000 Merrill Lynch & Co., Inc. dated 08/31/06, to be repurchased at
             $50,007,347; collateralized by various U.S. Government Agency Obligations  5.29  09/01/06   50,000,000
                                                                                                       ------------

            Total Repurchase Agreements                                                                 162,454,000
                                                                                                       ------------

            Total Investments at Amortized Cost* - (100.0%)                                            $542,793,171
            Other Assets and Liabilities, Net - (0.0%)                                                      145,375
                                                                                                       ------------
            NET ASSETS - (100.0%)                                                                      $542,938,546
                                                                                                       ============

            PORTFOLIO HOLDINGS
            % OF TOTAL INVESTMENTS
            Commercial Paper                                                            42.3%
            Repurchase Agreements                                                       29.9%
            Corporate Notes                                                             24.1%
            Certificate of Deposit                                                       3.7%

            #  Rates shown are annualized yields at time of purchase.
            (+/-)Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to next readjustment. The interest rates shown reflect the rate in effect on August 31, 2006.
            ^  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $69,769,272 or 12.9% of net assets.
            *  Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2006

                                                                          DAILY ASSETS
                                                             DAILY ASSETS  GOVERNMENT  DAILY ASSETS  DAILY ASSETS
                                                               TREASURY   OBLIGATIONS   GOVERNMENT       CASH
                                                                 FUND         FUND         FUND          FUND
                                                             ------------ ------------ ------------  ------------
Assets
  Investments:
    Securities at amortized cost                             $46,902,347  $18,919,913  $ 26,894,325  $380,339,171
    Repurchase agreements                                     27,076,000           --   315,705,000   162,454,000
  Cash                                                            39,962       21,667        33,828        28,276
  Receivables:
    Dividends                                                         --        3,516            --            --
    Interest                                                       3,910           --       312,209       829,175
    Investment securities sold                                        --           --       376,113            --
    Other receivables                                             11,618        3,388            --         7,597
  Prepaid expenses and other assets                                1,233        2,471        26,291        25,830
                                                             -----------  -----------  ------------  ------------
Total Assets                                                  74,035,070   18,950,955   343,347,766   543,684,049
                                                             -----------  -----------  ------------  ------------

Liabilities
  Payables:
    Dividends                                                      9,172       76,838       161,744       457,402
  Accrued expenses:
    Payables to related parties                                    2,508           --        31,496        15,189
    Trustees' fees and expenses                                       82           --            --            --
    Other expenses and other liabilities                          80,734       30,550       247,789       272,912
                                                             -----------  -----------  ------------  ------------
Total Liabilities                                                 92,496      107,388       441,029       745,503
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $73,942,574  $18,843,567  $342,906,737  $542,938,546
                                                             ===========  ===========  ============  ============

Components of Net Assets
  Paid in capital                                            $73,942,561  $18,848,380  $342,935,160  $542,953,064
  Undistributed (distributions in excess of) net investment
   income                                                             13          408       (28,425)         (246)
  Accumulated net realized gain (loss)                                --       (5,221)            2       (14,272)
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $73,942,574  $18,843,567  $342,906,737  $542,938,546
                                                             ===========  ===========  ============  ============

Net Assets by Class of Shares
  Preferred Shares                                           $        --  $        --  $111,920,725  $101,504,157
  Universal Shares                                                    --   18,843,567    42,523,372    78,698,491
  Institutional Service Shares                                15,131,405           --    46,872,841    54,766,155
  Institutional Shares                                                --           --    73,843,068    99,321,184
  Investor Shares                                             58,811,169           --    67,746,731   207,457,757
  B Shares                                                            --           --            --       323,142
  C Shares                                                            --           --            --       867,660
                                                             -----------  -----------  ------------  ------------

Net Assets                                                   $73,942,574  $18,843,567  $342,906,737  $542,938,546
                                                             ===========  ===========  ============  ============

Shares of Beneficial Interest for each Class of Shares
  Preferred Shares                                                    --           --   111,919,932   101,504,148
  Universal Shares                                                    --   18,867,613    42,562,799    78,703,147
  Institutional Service Shares                                15,127,126           --    46,872,921    54,766,359
  Institutional Shares                                                --           --    73,838,013    99,323,859
  Investor Shares                                             58,815,445           --    67,741,508   207,464,792
  B Shares                                                            --           --            --       323,141
  C Shares                                                            --           --            --       867,653

Net Asset Value Per Share
(Offering and Redemption Price per Share)
for each Class of Shares                                     $      1.00  $      1.00  $       1.00  $       1.00

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Year Ended August 31, 2006

                                                               DAILY ASSETS
                                                  DAILY ASSETS  GOVERNMENT  DAILY ASSETS DAILY ASSETS
                                                    TREASURY   OBLIGATIONS   GOVERNMENT      CASH
                                                      FUND         FUND         FUND         FUND
                                                  ------------ ------------ ------------ ------------
Investment Income:
  Interest income                                  $3,163,993   $ 750,606   $59,691,066  $20,469,706
  Dividend income                                       6,986      50,035         3,795        6,701
                                                   ----------   ---------   -----------  -----------
Total Investment Income                             3,170,979     800,641    59,694,861   20,476,407
                                                   ----------   ---------   -----------  -----------
Expenses:
  Investment adviser fees                              24,831       9,011       461,173      154,072
  Administrator fees
    Preferred Shares                                       --          --     1,105,587       59,716
    Universal Shares                                       --      18,550        41,640       60,604
    Institutional Service Shares                       13,108          --        62,794       32,907
    Institutional Shares                                   --          --        98,749       68,080
    Investor Shares                                    60,181          --        64,359      231,833
    B Shares                                               --          --            --       25,111
    C Shares                                               --          --            --       25,345
  Shareholder service fees
    Institutional Service Shares                       25,471          --       121,835       63,908
    Institutional Shares                                   --          --       191,614      132,269
    Investor Shares                                   116,930          --       124,790      450,110
    B Shares                                               --          --            --          269
    C Shares                                               --          --            --          839
  Distribution fees
    Investor Shares                                   146,160          --       155,986      562,632
    B Shares                                               --          --            --          807
    C Shares                                               --          --            --        2,516
  Compliance services fees                              7,808       2,854       111,220       39,568
  Transfer agency fees
    Preferred Shares                                       --          --        50,014       14,055
    Universal Shares                                       --      23,817        37,265       47,069
    Institutional Service Shares                       26,500          --        75,630       46,433
    Institutional Shares                                   --          --       211,351      150,263
    Investor Shares                                   139,745          --       145,670      479,181
    B Shares                                               --          --            --       15,258
    C Shares                                               --          --            --       15,734
  Custodian fees                                        8,901       2,253       166,107       55,063
  Professional fees                                    37,091      32,997        41,470       41,152
  Accountant fees                                      49,694      41,192        95,380      120,449
  Registration fees                                    20,846       7,367        32,121       49,589
  Trustees' fees and expenses                           3,856         965        72,212       23,487
  Miscellaneous expenses                               20,180       7,106        64,977       38,662
                                                   ----------   ---------   -----------  -----------
Total Expenses                                        701,302     146,112     3,531,944    3,006,981
  Expenses reimbursed and fees waived                (150,043)   (109,346)     (770,891)    (383,530)
                                                   ----------   ---------   -----------  -----------
Net Expenses                                          551,259      36,766     2,761,053    2,623,451
                                                   ----------   ---------   -----------  -----------
Net Investment Income (Loss)                        2,619,720     763,875    56,933,808   17,852,956
                                                   ----------   ---------   -----------  -----------
Net Realized Gain (Loss) on Investments                    --          --            --         (687)
                                                   ----------   ---------   -----------  -----------
Increase (Decrease) in Net Assets from Operations  $2,619,720   $ 763,875   $56,933,808  $17,852,269
                                                   ==========   =========   ===========  ===========

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         DAILY ASSETS                     DAILY ASSETS
                                                                         TREASURY FUND             GOVERNMENT OBLIGATIONS FUND
                                                               --------------------------------  ------------------------------
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                               AUGUST 31, 2006  AUGUST 31, 2005  AUGUST 31, 2006 AUGUST 31, 2005
                                                               ---------------  ---------------  --------------- ---------------
Operations
  Net investment income (loss)                                 $     2,619,720  $     2,225,708   $    763,875    $    404,866
  Net realized gain (loss) on investments                                   --              133             --              --
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) in Net Assets from Operations                    2,619,720        2,225,841        763,875         404,866
                                                               ---------------  ---------------   ------------    ------------
Distributions to Shareholders from
  Net investment income--Universal Shares (a)                               --         (985,929)      (763,875)       (404,866)
  Net investment income--Institutional Service Shares                 (511,144)        (278,559)            --              --
  Net investment income--Investor Shares                            (2,108,577)        (961,220)            --              --
  Net realized gain--Preferred Shares                                       --               --             --              --
  Net realized gain--Universal Shares                                       --               --             --              --
  Net realized gain--Institutional Service Shares                           --               --             --              --
  Net realized gain--Institutional Shares                                   --               --             --              --
  Net realized gain--Investor Shares                                        --               --             --              --
                                                               ---------------  ---------------   ------------    ------------
Total Distributions to Shareholders                                 (2,619,721)      (2,225,708)      (763,875)       (404,866)
                                                               ---------------  ---------------   ------------    ------------
Capital Share Transactions
  Sale of shares--Universal Shares (a)                                      --      143,522,719     17,890,345      16,700,397
  Sale of shares--Institutional Service Shares                      56,995,099      137,281,165             --              --
  Sale of shares--Investor Shares                                1,027,908,338    1,106,065,389             --              --
  Reinvestment of distributions--Universal Shares (a)                       --          171,170         10,377           6,933
  Reinvestment of distributions--Institutional Service Shares          426,729          199,036             --              --
  Reinvestment of distributions--Investor Shares                     2,107,066          960,627             --              --
  Redemption of shares--Universal Shares (a)                                --     (230,453,376)   (16,479,139)    (19,667,988)
  Redemption of shares--Institutional Service Shares               (54,166,582)    (141,153,779)            --              --
  Redemption of shares--Investor Shares                         (1,018,150,465)  (1,116,289,749)            --              --
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) from Capital Transactions                       15,120,185      (99,696,798)     1,421,583      (2,960,658)
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) in Net Assets                                   15,120,184      (99,696,665)     1,421,583      (2,960,658)
                                                               ---------------  ---------------   ------------    ------------
Net Assets
  Beginning of Period                                               58,822,390      158,519,055     17,421,984      20,382,642
                                                               ---------------  ---------------   ------------    ------------
  End of Period                                                $    73,942,574  $    58,822,390   $ 18,843,567    $ 17,421,984
                                                               ===============  ===============   ============    ============
Share Transactions
  Sale of shares--Universal Shares (a)                                      --      143,522,720     17,890,345      16,700,396
  Sale of shares--Institutional Service Shares                      56,995,099      137,281,165             --              --
  Sale of shares--Investor Shares                                1,027,908,338    1,106,065,388             --              --
  Reinvestment of distributions--Universal Shares (a)                       --          171,170         10,378           6,933
  Reinvestment of distributions--Institutional Service Shares          426,729          199,036             --              --
  Reinvestment of distributions--Investor Shares                     2,107,066          960,627             --              --
  Redemption of shares--Universal Shares (a)                                --     (230,453,376)   (16,479,139)    (19,667,988)
  Redemption of shares--Institutional Service Shares               (54,166,582)    (141,153,779)            --              --
  Redemption of shares--Investor Shares                         (1,018,150,465)  (1,116,289,749)            --              --
                                                               ---------------  ---------------   ------------    ------------
Increase (Decrease) in Shares                                       15,120,185      (99,696,798)     1,421,584      (2,960,659)
                                                               ===============  ===============   ============    ============
Undistributed (distributions in excess of)
 Net Investment Income                                         $            13  $           (83)  $        408    $        408
                                                               ---------------  ---------------   ------------    ------------

(a)On February 24, 2005, Universal Shares of Daily Assets Treasury Fund ceased operations.

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          DAILY ASSETS
                                                                         GOVERNMENT FUND
                                                               ----------------------------------
                                                                  YEAR ENDED        YEAR ENDED
                                                                AUGUST 31, 2006   AUGUST 31, 2005
                                                               ----------------  ----------------
Operations
  Net investment income (loss)                                 $     56,933,808  $     32,720,030
  Net realized gain (loss) on investments                                    --                --
                                                               ----------------  ----------------
Increase (Decrease) in Net Assets from Operations                    56,933,808        32,720,030
                                                               ----------------  ----------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (46,380,538)      (27,064,461)
  Net investment income--Universal Shares                            (1,758,977)       (1,725,437)
  Net investment income--Institutional Service Shares                (2,557,679)       (1,476,445)
  Net investment income--Institutional Shares                        (3,863,892)       (1,233,938)
  Net investment income--Investor Shares                             (2,372,632)       (1,219,599)
  Net investment income--B Shares                                            --                --
  Net investment income--C Shares                                            --                --
  Net realized gain--Universal Shares                                        --              (149)
                                                               ----------------  ----------------
Total Distributions to Shareholders                                 (56,933,718)      (32,720,029)
                                                               ----------------  ----------------
Capital Share Transactions
  Sale of shares--Preferred Shares                               13,961,573,134    13,457,887,243
  Sale of shares--Universal Shares                                  261,380,787       495,568,211
  Sale of shares--Institutional Service Shares                      406,813,980       423,309,543
  Sale of shares--Institutional Shares                            1,101,577,846       628,209,101
  Sale of shares--Investor Shares                                 1,183,921,865     1,101,652,154
  Sale of shares--B Shares                                                   --                --
  Sale of shares--C Shares                                                   --                --
  Reinvestment of distributions--Preferred Shares                    46,189,852        27,064,464
  Reinvestment of distributions--Universal Shares                     1,761,741         1,279,994
  Reinvestment of distributions--Institutional Service Shares         2,557,455         1,200,078
  Reinvestment of distributions--Institutional Shares                 3,318,919           833,140
  Reinvestment of distributions--Investor Shares                      2,359,987         1,214,233
  Reinvestment of distributions--B Shares                                    --                --
  Reinvestment of distributions--C Shares                                    --                --
  Redemption of shares--Preferred Shares                        (13,917,158,610)  (13,487,020,990)
  Redemption of shares--Universal Shares                           (245,398,091)     (585,949,775)
  Redemption of shares--Institutional Service Shares               (417,918,604)     (424,231,220)
  Redemption of shares--Institutional Shares                     (1,087,896,148)     (645,775,244)
  Redemption of shares--Investor Shares                          (1,181,095,338)   (1,104,334,690)
  Redemption of shares--B Shares                                             --                --
  Redemption of shares--C Shares                                             --                --
                                                               ----------------  ----------------
Increase (Decrease) Decrease from Capital Transactions              121,988,775      (109,093,758)
                                                               ----------------  ----------------
Increase (Decrease) in Net Assets                                   121,988,865      (109,093,757)
                                                               ----------------  ----------------
Net Assets
  Beginning of Period                                               220,917,872       330,011,629
                                                               ----------------  ----------------
  End of Period                                                $    342,906,737  $    220,917,872
                                                               ================  ================
Undistributed (distributions in excess of)
 Net Investment Income                                         $        (28,425) $        (28,515)
                                                               ----------------  ----------------

                                                                         DAILY ASSETS
                                                                           CASH FUND
                                                               --------------------------------
                                                                 YEAR ENDED       YEAR ENDED
                                                               AUGUST 31, 2006  AUGUST 31, 2005
                                                               ---------------  ---------------
Operations
  Net investment income (loss)                                 $    17,852,956  $     7,210,676
  Net realized gain (loss) on investments                                 (687)          (1,944)
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets from Operations                   17,852,269        7,208,732
                                                               ---------------  ---------------
Distributions to Shareholders from
  Net investment income--Preferred Shares                           (2,675,457)        (589,768)
  Net investment income--Universal Shares                           (2,592,894)        (776,984)
  Net investment income--Institutional Service Shares               (1,365,993)        (634,583)
  Net investment income--Institutional Shares                       (2,748,374)      (1,240,847)
  Net investment income--Investor Shares                            (8,454,554)      (3,967,761)
  Net investment income--B Shares                                       (3,648)            (347)
  Net investment income--C Shares                                      (11,722)            (387)
  Net realized gain--Universal Shares                                       --               --
                                                               ---------------  ---------------
Total Distributions to Shareholders                                (17,852,642)      (7,210,677)
                                                               ---------------  ---------------
Capital Share Transactions
  Sale of shares--Preferred Shares                                 690,893,357      235,742,194
  Sale of shares--Universal Shares                                 739,799,611      556,966,206
  Sale of shares--Institutional Service Shares                     352,393,100      317,798,401
  Sale of shares--Institutional Shares                             899,609,574      972,584,819
  Sale of shares--Investor Shares                                3,944,036,139    5,641,350,655
  Sale of shares--B Shares                                             414,954           91,308
  Sale of shares--C Shares                                           1,663,874          100,722
  Reinvestment of distributions--Preferred Shares                      364,322          192,222
  Reinvestment of distributions--Universal Shares                    2,331,253          578,709
  Reinvestment of distributions--Institutional Service Shares        1,355,076          614,454
  Reinvestment of distributions--Institutional Shares                2,507,112        1,123,763
  Reinvestment of distributions--Investor Shares                     7,735,675        3,613,494
  Reinvestment of distributions--B Shares                                3,647              348
  Reinvestment of distributions--C Shares                               11,735              387
  Redemption of shares--Preferred Shares                          (629,499,253)    (215,354,337)
  Redemption of shares--Universal Shares                          (702,705,553)    (554,163,851)
  Redemption of shares--Institutional Service Shares              (326,119,193)    (317,698,752)
  Redemption of shares--Institutional Shares                      (859,445,718)  (1,013,042,784)
  Redemption of shares--Investor Shares                         (3,981,055,792)  (5,802,886,123)
  Redemption of shares--B Shares                                      (125,545)         (61,571)
  Redemption of shares--C Shares                                      (844,167)         (64,898)
                                                               ---------------  ---------------
Increase (Decrease) Decrease from Capital Transactions             143,324,208     (172,514,634)
                                                               ---------------  ---------------
Increase (Decrease) in Net Assets                                  143,323,835     (172,516,579)
                                                               ---------------  ---------------
Net Assets
  Beginning of Period                                              399,614,711      572,131,290
                                                               ---------------  ---------------
  End of Period                                                $   542,938,546  $   399,614,711
                                                               ===============  ===============
Undistributed (distributions in excess of)
 Net Investment Income                                         $          (246) $          (560)
                                                               ---------------  ---------------

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         DAILY ASSETS                     DAILY ASSETS
                                                                        GOVERNMENT FUND                     CASH FUND
                                                               --------------------------------  ------------------------------
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                               AUGUST 31, 2006  AUGUST 31, 2005  AUGUST 31, 2006 AUGUST 31, 2005
                                                               ---------------  ---------------  --------------- ---------------
Share Transactions
  Sale of shares--Preferred Shares                              13,961,573,135   13,457,887,242     690,893,357     235,742,195
  Sale of shares--Universal Shares                                 261,380,786      495,568,212     739,799,611     556,966,206
  Sale of shares--Institutional Service Shares                     406,813,980      423,309,542     352,393,101     317,798,401
  Sale of shares--Institutional Shares                           1,101,577,845      628,209,101     899,609,575     972,584,819
  Sale of shares--Investor Shares                                1,183,921,866    1,101,652,156   3,944,036,139   5,641,350,654
  Sale of shares--B Shares                                                  --               --         414,955          91,307
  Sale of shares--C Shares                                                  --               --       1,663,874         100,722
  Reinvestment of distributions--Preferred Shares                   46,189,852       27,064,464         364,322         192,222
  Reinvestment of distributions--Universal Shares                    1,761,741        1,279,993       2,331,253         578,709
  Reinvestment of distributions--Institutional Service Shares        2,557,455        1,200,078       1,355,076         614,454
  Reinvestment of distributions--Institutional Shares                3,318,919          833,140       2,507,112       1,123,763
  Reinvestment of distributions--Investor Shares                     2,359,987        1,214,233       7,735,675       3,613,494
  Reinvestment of distributions--B Shares                                   --               --           3,647             348
  Reinvestment of distributions--C Shares                                   --               --          11,735             387
  Redemption of shares--Preferred Shares                       (13,917,158,610) (13,487,020,990)   (629,499,253)   (215,354,760)
  Redemption of shares--Universal Shares                          (245,398,091)    (585,949,775)   (702,705,553)   (554,178,721)
  Redemption of shares--Institutional Service Shares              (417,918,604)    (424,231,220)   (326,119,193)   (317,703,982)
  Redemption of shares--Institutional Shares                    (1,087,896,148)    (645,775,244)   (859,445,718) (1,013,055,861)
  Redemption of shares--Investor Shares                         (1,181,095,338)  (1,104,334,690) (3,981,055,792) (5,802,929,163)
  Redemption of shares--B Shares                                            --               --        (125,545)        (61,571)
  Redemption of shares--C Shares                                            --               --        (844,167)        (64,898)
                                                               ---------------  ---------------  --------------  --------------
Increase (Decrease) in Shares                                      121,988,775     (109,093,758)    143,324,211    (172,591,275)
                                                               ===============  ===============  ==============  ==============

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                      SELECTED DATA FOR A SINGLE SHARE                                Net
                  -------------------------------------------------------------------------        Assets at
                  Beginning                  Net     Distributions  Distributions  Ending           End of
Year Ended        Net Asset    Net        Realized     from Net       from Net    Net Asset         Period
August 31,        Value Per Investment     Gain on    Investment      Realized      Value   Total   (000's
(except as noted)   Share     Income     Investments    Income          Gains     Per Share Return Omitted)
----------------- --------- ----------   ----------- -------------  ------------- --------- ------ ---------
-                 -         -            -           -              -             -         -      -

DAILY ASSETS TREASURY FUND

  Institutional Service Shares/(b)/
------------------------------------------------------------------------------------------------------------
 2006               $1.00      0.04/(c)/     --          (0.04)          --         $1.00   4.06%  $ 15,131
 2005                1.00      0.02/(c)/     --/(d)/     (0.02)          --          1.00   2.03%    11,876
 2004                1.00      0.01          --          (0.01)          --          1.00   0.59%    15,552
 2003                1.00      0.01          --          (0.01)          --          1.00   0.84%    35,074
 2002                1.00      0.02          --/(d)/     (0.02)          --/(d)/     1.00   1.57%    20,068

  Investor Shares
------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(c)/     --          (0.04)          --          1.00   3.65%    58,811
 2005                1.00      0.02/(c)/     --/(d)/     (0.02)          --          1.00   1.64%    46,946
 2004                1.00        --/(d)/     --             --/(d)/      --          1.00   0.20%    56,217
 2003                1.00        --/(d)/     --             --/(d)/      --          1.00   0.45%    96,827
 2002                1.00      0.01          --/(d)/     (0.01)          --/(d)/     1.00   1.17%   133,758

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

  Universal Shares/(e)/
------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(c)/     --          (0.04)          --          1.00   4.30%    18,844
 2005                1.00      0.02/(c)/     --          (0.02)          --          1.00   2.27%    17,422
 2004                1.00      0.01          --/(d)/     (0.01)          --          1.00   0.91%    20,383
 2003                1.00      0.01          --          (0.01)          --          1.00   1.18%    24,752
 2002                1.00      0.02          --          (0.02)          --          1.00   1.97%    25,760

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
  Ratios to Average Net Assets
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(a)/   Income
---------------------------------




----------------------------------
 0.45%      0.82%        4.01%
 0.45%      0.69%        1.92%
 0.45%      0.56%        0.57%
 0.45%      0.67%        0.84%
 0.45%      0.62%        1.68%


----------------------------------
 0.84%      1.02%        3.61%
 0.84%      0.97%        1.61%
 0.84%      0.89%        0.18%
 0.84%      0.90%        0.45%
 0.85%      0.87%        1.22%




----------------------------------
 0.20%      0.81%        4.24%
 0.20%      0.75%        2.22%
 0.20%      0.70%        0.86%
 0.20%      0.48%        1.14%
 0.20%      0.71%        1.97%

(a)Reflects the expense ratio excluding any waivers and/or reimbursements.
(b)On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(c)Calculated based on average shares outstanding during the period.
(d)Less than $0.01 per share.
(e)On July 22, 2003, Institutional Shares were redesignated as Universal Shares.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                       SELECTED DATA FOR A SINGLE SHARE                                      Net
                  ---------------------------------------------------------------------------             Assets at
                  Beginning                  Net       Distributions  Distributions  Ending                End of
Year Ended        Net Asset    Net        Realized       from Net       from Net    Net Asset              Period
August 31,        Value Per Investment     Gain on      Investment      Realized      Value     Total      (000's
(except as noted)   Share     Income     Investments      Income          Gains     Per Share Return/(b)/ Omitted)
----------------- --------- ----------   -----------   -------------  ------------- --------- ----------  ---------
-                 -         -            -             -              -             -         -           -

DAILY ASSETS GOVERNMENT FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------------
 2006               $1.00     $0.04/(d)/       --         $(0.04)          --         $1.00     4.57%     $111,921
 2005                1.00      0.02/(d)/       --          (0.02)          --          1.00     2.52%       21,316
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       23,386
 2003                1.00      0.01            --          (0.01)          --          1.00     1.40%       11,549
 2002                1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     2.25%       12,041

  Universal Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --          (0.04)          --          1.00     4.49%       42,523
 2005                1.00      0.02/(d)/       --          (0.02)          --          1.00     2.43%       24,779
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%      113,881
 2003                1.00      0.01            --          (0.01)          --          1.00     1.29%      114,173
 2002                1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     2.17%       81,426

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --          (0.04)          --          1.00     4.23%       46,873
 2005                1.00      0.02/(d)/       --          (0.02)          --          1.00     2.18%       55,420
 2004                1.00        --/(f)/       --/(f)/        --/(f)/      --          1.00     0.71%       55,142
 2003/(e)/           1.00        --/(f)/       --             --/(f)/      --          1.00     0.16%       76,273

  Institutional Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --          (0.04)          --          1.00     4.11%       73,843
 2005                1.00      0.02/(d)/       --          (0.02)          --          1.00     2.06%       56,843
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.59%       73,575
 2003                1.00      0.01            --          (0.01)          --          1.00     0.91%       90,740
 2002                1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     1.80%      117,476

  Investor Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --          (0.04)          --          1.00     3.83%       67,747
 2005                1.00      0.02/(d)/       --          (0.02)          --          1.00     1.78%       62,560
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.32%       64,028
 2003                1.00      0.01            --          (0.01)          --          1.00     0.64%       47,383
 2002                1.00      0.02            --/(f)/     (0.02)          --/(f)/     1.00     1.52%       58,397

DAILY ASSETS CASH FUND

  Preferred Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.05/(d)/       --/(f)/     (0.05)          --          1.00     4.56%      101,504
 2005                1.00      0.03/(d)/    (0.01)         (0.02)          --          1.00     2.49%       39,746
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     1.04%       19,166
 2003                1.00      0.01            --          (0.01)          --          1.00     1.37%        2,979
 2002                1.00      0.02            --          (0.02)          --          1.00     2.21%       13,095

  Universal Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.48%       78,698
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.41%       39,274
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.96%       35,892
 2003                1.00      0.01            --          (0.01)          --          1.00     1.29%      104,842
 2002                1.00      0.02            --          (0.02)          --          1.00     2.12%       46,833

  Institutional Service Shares
-------------------------------------------------------------------------------------------------------------------
 2006                1.00      0.04/(d)/       --/(f)/     (0.04)          --          1.00     4.22%       54,766
 2005                1.00      0.02/(d)/       --/(f)/     (0.02)          --          1.00     2.15%       27,137
 2004                1.00      0.01            --/(f)/     (0.01)          --          1.00     0.71%       26,423
 2003/(e)/           1.00        --/(f)/       --             --/(f)/      --          1.00     0.18%       36,876

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
Ratios to Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income
---------------------------------




----------------------------------
 0.12%      0.18%        4.34%
 0.12%      0.18%        2.56%
 0.12%      0.18%        1.06%
 0.11%      0.25%        1.05%
 0.12%      0.22%        2.19%


----------------------------------
 0.20%      0.30%        4.36%
 0.20%      0.25%        2.12%
 0.20%      0.26%        0.95%
 0.20%      0.28%        1.26%
 0.21%      0.25%        2.17%


----------------------------------
 0.45%      0.51%        4.20%
 0.45%      0.50%        2.10%
 0.45%      0.51%        0.69%
 0.45%      0.58%        0.70%


----------------------------------
 0.57%      0.61%        4.03%
 0.57%      0.61%        2.05%
 0.57%      0.62%        0.58%
 0.57%      0.63%        0.92%
 0.57%      0.59%        2.05%


----------------------------------
 0.84%      0.88%        3.80%
 0.84%      0.87%        1.74%
 0.84%      0.86%        0.32%
 0.84%      0.89%        0.63%
 0.85%      0.85%        1.43%




----------------------------------
 0.12%      0.23%        4.61%
 0.12%      0.32%        2.64%
 0.12%      0.31%        1.06%
 0.12%      0.30%        1.39%
 0.12%      0.20%        1.88%


----------------------------------
 0.20%      0.29%        4.41%
 0.20%      0.34%        2.32%
 0.20%      0.27%        0.94%
 0.20%      0.28%        1.24%
 0.21%      0.25%        2.03%


----------------------------------
 0.45%      0.56%        4.27%
 0.45%      0.60%        2.04%
 0.45%      0.54%        0.71%
 0.45%      0.58%        0.76%

See Notes to Financial Statements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                              SELECTED DATA FOR A SINGLE SHARE
                  -----------------------------------------------------------------------------------------
                  Beginning                         Net           Distributions    Distributions   Ending
Year Ended        Net Asset        Net            Realized          from Net         from Net    Net Asset
August 31,        Value Per     Investment        Gain on          Investment        Realized      Value       Total
(except as noted)   Share         Income        Investments          Income            Gains     Per Share  Return/(b)/
----------------- ---------- -----------      -----------      --------------      ------------- ---------- -----------
-                 -          -                -                -                   -             -          -

  Institutional Shares
-----------------------------------------------------------------------------------------------------------------------
 2006             $     1.00 $      0.04/(d)/          --/(f)/ $        (0.04)                -- $     1.00       4.10%
 2005                   1.00        0.02/(d)/          --/(f)/          (0.02)                --       1.00       2.03%
 2004                   1.00        0.01               --/(f)/          (0.01)                --       1.00       0.59%
 2003                   1.00        0.01               --               (0.01)                --       1.00       0.92%
 2002                   1.00        0.02               --               (0.02)                --       1.00       1.75%

  Investor Shares
-----------------------------------------------------------------------------------------------------------------------
 2006                   1.00        0.04/(d)/          --/(f)/          (0.04)                --       1.00       3.82%
 2005                   1.00        0.02/(d)/          --/(f)/          (0.02)                --       1.00       1.76%
 2004                   1.00          --/(f)/          --/(f)/             --/(f)/            --       1.00       0.32%
 2003                   1.00        0.01               --               (0.01)                --       1.00       0.64%
 2002                   1.00        0.01               --               (0.01)                --       1.00       1.48%

  B Shares
-----------------------------------------------------------------------------------------------------------------------
 2006                   1.00        0.03/(d)/          --/(f)/          (0.03)                --       1.00       2.99%
 2005/(e)/              1.00        0.01/(d)/          --/(f)/          (0.01)                --       1.00       0.92%

  C Shares
-----------------------------------------------------------------------------------------------------------------------
 2006                   1.00        0.03/(d)/          --/(f)/          (0.03)                --       1.00       2.99%
 2005/(e)/              1.00        0.01/(d)/          --/(f)/          (0.01)                --       1.00       0.93%

   Net         RATIOS/SUPPLEMENTAL DATA
Assets at  --------------------------------
  End of   Ratios to Average Net Assets/(a)/
  Period   --------------------------------
  (000's                             Net
 Omitted)    Net       Gross      Investment
---------- Expenses Expenses/(c)/   Income
-          ---------------------------------


---------------------------------------------
$   99,321  0.57%       0.65%       4.16%
    56,650  0.57%       0.68%       1.97%
    95,985  0.57%       0.63%       0.59%
    92,186  0.57%       0.61%       1.01%
   347,469  0.57%       0.58%       1.84%


---------------------------------------------
   207,458  0.84%       0.88%       3.76%
   236,742  0.84%       0.91%       1.71%
   394,665  0.84%       0.87%       0.32%
   303,389  0.84%       0.86%       0.68%
   646,285  0.83%       0.83%       1.51%


---------------------------------------------
       323  1.65%      48.98%       3.39%
        30  1.65%     161.82%       1.20%


---------------------------------------------
       868  1.65%      15.85%       3.50%
        36  1.64%     158.38%       1.23%

(a)Annualized for periods less than one year.
(b)Not annualized for periods less than one year.
(c)Reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Calculated based on average shares outstanding during the period.
(e)See Note 1 for dates of commencement of operations.
(f)Less than $0.01 per share.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2006

NOTE 1. SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") is a Massachusetts business trust registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust consists of four diversified investment portfolios listed below (each a "Fund" and collectively the "Funds"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. The Funds and classes offered as of August 31, 2006, and the dates on which they commenced operations were as follows:

                                                         COMMENCEMENT OF
           FUND                  SHARE CLASS                OPERATIONS
 ------------------------  ------------------------  ------------------------
 Daily Assets Treasury     Institutional Service
   Fund                    Shares                               July 12, 1993
                           Investor Shares                   October 25, 1995
 Daily Assets Government
   Obligations             Universal Shares                      July 1, 1998
 Daily Assets Government
   Fund                    Preferred Shares                   August 10, 2001
                           Universal Shares                  October 29, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                  December 30, 1999
 Daily Assets Cash Fund    Preferred Shares                   August 10, 2001
                           Universal Shares                  December 1, 1992
                           Institutional Service
                           Shares                                June 9, 2003
                           Institutional Shares                 July 15, 1993
                           Investor Shares                      June 16, 1995
                           B Shares                         November 22, 2004
                           C Shares                         November 17, 2004

Daily Assets Treasury Fund Universal Shares ceased operations on February 24, 2005.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Fund may invest in repurchase agreements. Each Fund, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Funds' investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Fund may have difficulties with the disposition of any such securities held as collateral.

EXPENSE ALLOCATION The Trust is comprised of four active Funds, and it accounts separately for the assets, liabilities and operations of each series. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund's average daily net assets. Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class-specific expenses include administration fees, transfer agency fees and certain expenses determined by the Trust's Board. Institutional Service Shares, Institutional Shares, Investor Shares, B Shares and C Shares incur shareholder servicing fees and Investor Shares, B Shares and C Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2006


FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

NEW ACCOUNTING PRONOUNCEMENTS In June 2006, the Financial Accounting Standards Board issued Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Funds, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Funds' financial statements.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER Monarch Investment Advisors, LLC, formerly known as Forum Investment Advisors, LLC (the "Adviser"), is the investment adviser of each Fund. The Adviser receives an advisory fee from Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund based upon the total average daily net assets of the Funds ("Total Fund Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Fund Assets, 0.04% of the next $300 million of Total Fund Assets and 0.03% of the remaining Total Fund Assets. The Adviser receives an advisory fee from Daily Assets Government Obligations Fund at an annual rate of 0.05% of the average daily net assets of the Fund.

ADMINISTRATION AND OTHER SERVICES Citigroup Fund Services, LLC ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

SHAREHOLDER SERVICES The Funds pay (other than Daily Assets Government Obligations Fund) a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets attributable to Institutional Service Shares, Institutional Shares and Investor Shares of each Fund and 0.25% of the average daily net assets attributable to B Shares and C Shares of Daily Assets Cash Fund. These fees are paid to various financial institutions that provide shareholder services.

DISTRIBUTOR Foreside Fund Services, LLC is the Trust's distributor (the "Distributor"). Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Trust pays the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund and 0.75% of the average daily net assets of B Shares and C Shares of Daily Assets Cash Fund. The Distributor pays some or all of these fees to various financial institutions that provide distribution services for Investor Shares. The plan obligates the Funds to pay the Distributor as compensation for its services. The Distributor is not affiliated with Citigroup or its affiliated companies.

Under a Compliance Services Agreement with the Trust, the Distributor provides a Chief Compliance Officer to the Trust as well as certain additional compliance support functions.

TRUSTEES AND OFFICERS Certain officers of the Trust are directors, officers or employees of the aforementioned companies.

 MONARCH FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

August 31, 2006


NOTE 4. WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

The Adviser and Citigroup voluntarily waived a portion of their fees and assumed certain expenses of the Funds. For the year ended August 31, 2006, fees waived and expenses reimbursed for each of the Funds were as follows:

                                                 DAILY ASSETS
                                 DAILY ASSETS     GOVERNMENT     DAILY ASSETS   DAILY ASSETS
                                 TREASURY FUND OBLIGATIONS FUND GOVERNMENT FUND  CASH FUND
                                 ------------- ---------------- --------------- ------------
Advisory                           $     --        $  9,011        $     --       $     --
Administration                       72,548          18,589         751,138        244,509
Custody                               1,336             308          17,509          7,552
Shareholder Service                     403              --              --         25,515
Transfer Agency                      16,250          23,353              --          1,284
Portfolio Accounting                 34,465          34,024              --          5,123
Reimbursed Expenses by Citigroup     25,041          24,061           2,244         99,547
                                   --------        --------        --------       --------
Total                              $150,043        $109,346        $770,891       $383,530
                                   ========        ========        ========       ========

NOTE 5. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of August 31, 2006, distributable earnings (accumulated losses) on a tax basis were as follows:

                                           UNDISTRIBUTED  CAPITAL AND
                                          ORDINARY INCOME OTHER LOSSES  TOTAL
                                          --------------- ------------ --------
 Daily Assets Treasury Fund                  $  9,185       $     --   $  9,185
 Daily Assets Government Obligations Fund      77,245         (5,222)    72,023
 Daily Assets Government Fund                 133,320             --    133,320
 Daily Assets Cash Fund                       457,156        (14,272)   442,884

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2006. The following reclassifications were primarily due to dividends reclassed for tax purposes and the expiration of capital losses carried forward, and has no impact on the net assets of the Fund.

                                          ACCUMULATED   UNDISTRIBUTED
                                         NET INVESTMENT NET REALIZED
                                             INCOME      GAIN(LOSS)   PAID-IN-CAPITAL
                                         -------------- ------------- ---------------
Daily Assets Treasury Fund                    $97          $   (97)      $     --
Daily Assets Government Obligations Fund       --           18,999        (18,999)

The tax character of distributions paid during 2006 and 2005 were as follows:

                                                     ORDINARY INCOME
                                                 -----------------------
                                                    2006        2005
                                                 ----------- -----------
        Daily Assets Treasury Fund               $ 2,619,721 $ 2,225,708
        Daily Assets Government Obligations Fund     763,875     404,866
        Daily Assets Government Fund              56,933,718  32,720,029
        Daily Assets Cash Fund                    17,852,642   7,210,677

The capital loss carryovers available to offset future gains, as of August 31, 2006, were as follows:

      Daily Assets Government Obligations Fund Expiring August 2007   986
                                               Expiring August 2008 3,602
                                               Expiring August 2009   632
                                               Expiring August 2011     2
      Daily Assets Cash Fund                   Expiring August 2010   232
                                               Expiring August 2011 9,421
                                               Expiring August 2012 1,655
                                               Expiring August 2013   333
                                               Expiring August 2014 2,631

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2006

PROXY VOTING GUIDELINES - A description of the policies and procedures the Funds use to determine how to vote as a shareholder of the companies whose securities are held in the Funds' portfolio is available, without charge and upon request, by calling 800-754-8757. This information is also available from the EDGAR database on the SEC's website at www.sec.gov. For the twelve months ended June 30, the Funds did not own any securities for which a shareholder meeting was called and voted on.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE - The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR

For Federal income tax purposes, all of the income dividends paid by each Fund for the tax year ended August 31, 2006 were ordinary income for federal income tax purposes. The percentage of ordinary income distributions designated as Qualifying Interest Income exempt from U.S. tax for foreign shareholders ("QII") is presented below.

                                                          QII
                                                         -----
                Daily Assets Treasury Fund               99.64%
                Daily Assets Government Obligations Fund 91.91
                Daily Assets Government Fund             99.90
                Daily Assets Cash Fund                   98.98

SHAREHOLDER EXPENSES EXAMPLE - As a shareholder of a Fund, you incur two types of costs: (1) transactions costs, including contingent deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2006


                               BEGINNING       ENDING       EXPENSES   ANNUALIZED
                             ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  EXPENSE
                             MARCH 1, 2006 AUGUST 31, 2006   PERIOD*     RATIO
                             ------------- --------------- ----------- ----------
DAILY ASSETS TREASURY FUND

INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,022.58       $2.29       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,020.57       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,023.85       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%

DAILY ASSETS GOVERNMENT FUND

PREFERRED SHARES
Actual Return                  $1,000.00      $1,025.15       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,024.71       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,023.45       $2.30       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,022.84       $2.91       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,021.45       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%

DAILY ASSETS CASH FUND

PREFERRED SHARES
Actual Return                  $1,000.00      $1,025.13       $0.61       0.12%
Hypothetical Return            $1,000.00      $1,024.60       $0.61       0.12%
UNIVERSAL SHARES
Actual Return                  $1,000.00      $1,024.72       $1.02       0.20%
Hypothetical Return            $1,000.00      $1,024.20       $1.02       0.20%
INSTITUTIONAL SERVICE SHARES
Actual Return                  $1,000.00      $1,023.44       $2.30       0.45%
Hypothetical Return            $1,000.00      $1,022.94       $2.29       0.45%
INSTITUTIONAL SHARES
Actual Return                  $1,000.00      $1,022.82       $2.91       0.57%
Hypothetical Return            $1,000.00      $1,022.33       $2.91       0.57%
INVESTOR SHARES
Actual Return                  $1,000.00      $1,021.43       $4.28       0.84%
Hypothetical Return            $1,000.00      $1,020.97       $4.28       0.84%
B SHARES
Actual Return                  $1,000.00      $1,017.31       $8.39       1.65%
Hypothetical Return            $1,000.00      $1,016.89       $8.39       1.65%
C SHARES
Actual Return                  $1,000.00      $1,017.31       $8.39       1.65%
Hypothetical Return            $1,000.00      $1,016.89       $8.39       1.65%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

August 31, 2006


TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for oversight of the management of the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following table gives information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Forum Funds, another registered investment company (collectively, "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the same capacities noted below for Forum Funds with the exception of Mr. Fischer and Mr. Singer who do not serve as officers of Forum Funds. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the fund complex. Each Independent Trustee is also an Independent Trustee of Forum Funds. John Y. Keffer is an Interested Trustee/Director of Forum Funds and Wintergreen Fund, Inc., another registered open-end investment company. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 754-8757.

          NAME                POSITION WITH        LENGTH OF                PRINCIPAL OCCUPATION(S)
     AND BIRTH DATE             THE TRUST         TIME SERVED                 DURING PAST 5 YEARS
------------------------ ----------------------- ------------- -------------------------------------------------
INDEPENDENT TRUSTEES
J. Michael Parish        Chairman of the Board;  Trustee since Retired; Partner, Wolf, Block, Schorr and Solis-
Born: November 9, 1943   Trustee; Chairman,      1989          Cohen, LLP (law firm) 2002-2003; Partner,
                         Compliance Committee,   (Chairman     Thelen Reid & Priest LLP (law firm) 1995 -
                         Nominating Committee    since 2004)   2002.
                         and Qualified Legal
                         Compliance Committee

Costas Azariadis         Trustee Chairman,       Trustee since Professor of Economics, Washington University
Born: February 15, 1943  Valuation Committee     1989          (effective 2006); Professor of Economics,
                                                               University of California-Los Angeles 1992-2006.

James C. Cheng           Trustee Chairman, Audit Trustee since President, Technology Marketing Associates
Born: July 26, 1942      Committee               1989          (marketing company for small-and medium-sized
                                                               businesses in New England).
----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
John Y. Keffer           Trustee Chairman,       Trustee since President, Forum Foundation (a charitable
Born: July 15, 1942      Contracts Committee     1989          organization) since 2005; President, Forum Trust,
                                                               LLC (a non-depository trust company) since
                                                               1997; President, Citigroup Fund Services, LLC
                                                               ("Citigroup") 2003-2005; President, Forum
                                                               Financial Group, LLC ("Forum") (a fund services
                                                               company acquired by Citibank, N.A. in 2003).
----------------------------------------------------------------------------------------------------------------
OFFICERS

Anthony R. Fischer       President; Principal    Since 2006    Co-Chairman and President, Monarch Investment
Born: April 15, 1948     Executive Officer                     Advisors, LLC since 2006; President, Castle
                                                               Asset Management, Inc. since 1992.

Jack J. Singer           Treasurer; Principal    Since 2006    Co-Chairman and Chief Executive Officer,
Born: May 27, 1944       Financial Officer                     Monarch Investment Advisors, LLC since 2006;
                                                               Executive Director, Forum Investment Advisors,
                                                               LLC 2005-2006; Senior Managing Director,
                                                               Comerica Securities, Inc. 2001-2005.

Beth P. Hanson           Vice President;         Since 2003    Relationship Manager, Citigroup since 2003;
Born: July 15, 1966      Assistant Secretary                   Relationship Manager, Forum 1999 - 2003.

Sara M. Morris           Vice President          Since 2004    Director and Relationship Manager, Citigroup
Born: September 18, 1963                                       since 2004; Chief Financial Officer, The VIA
                                                               Group, LLC (a strategic marketing company)
                                                               2000 - 2003.

David M. Whitaker        Secretary               Since 2004    Product Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                        Counsel, PFPC, Inc. (a fund services company)
                                                               1999 - 2004.
----------------------------------------------------------------------------------------------------------------

                                 MONARCH FUNDS

                          DAILY ASSETS TREASURY FUND

                   DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND

                                 MONARCH FUNDS
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757
                             FOR MORE INFORMATION

This report is submitted for the general information of the shareholders of the
 Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.

A code of ethics has not been adopted for the registrant's principal officers, as it is not required by Rule 17j-1 of the 1940 Act.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. In addition, the Board recognized that the experience of the Trustees that are members of the Audit Committee is sufficient for them to perform the services required of Audit Committee members.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Monarch Daily Assets Government Fund
Monarch Daily Assets Cash Fund
Monarch Daily Assets Treasury Fund
Monarch Daily Assets Government Obligations Fund

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $74,500 in 2005 and $78,000 in 2006.

(b) Audit-Related Fees - The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2005 and $0 in 2006.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $11,100 in 2005 and $12,400 in 2006. These services consisted of review and/or preparation of U.S. federal, state, local and excise tax returns.

(d) Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than services reported in paragraphs (a) through (c) of this Item were $3,000 in 2005 and $3,500 in 2006. These services consisted of registration statement filing review.

(e) (1) The Registrant's Audit Committee pre-approves all audit and permissible non-audit services rendered to the Registrant in accordance with paragraph
(c)(7)(i) (c) of Rule 2-01 of Regulation S-K.

(e) (2) 100.00%

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $11,100 in 2005 and $12,400 in 2006. There were no fees billed in each of the Reporting Periods for non-audit services rendered by the principal accountant to the investment adviser.

(h) If the Registrant's investment adviser has engaged the Registrant's auditor for non-audit services and the engagement relates directly to the operations and financial reporting of the Registrant, the Audit Committee does consider such engagement in evaluating the independence of the Registrant's auditor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Monarch Funds

By   /s/ Anthony R. Fischer
     -----------------------------------------------
     Anthony R. Fischer, Principal Executive Officer

Date 10/20/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Anthony R. Fischer
     -----------------------------------------------
     Anthony R. Fischer, Principal Executive Officer

Date 10/20/06


By   /s/ Jack J. Singer
     -----------------------------------------------
     Jack J. Singer, Principal Financial Officer

Date 10/20/06